Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(209)
Local Phone Number	651-0172
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Digital Brands Group, Inc.
Entity Address, Address Line Two	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Contact Personnel Name	John Hilburn Davis IV